JFR
Nuveen Floating Rate Income Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 155.9% (96.6% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.2% (85.1% of Total Investments) (2)
	Aerospace & Defense – 1.4% (0.9% of Total Investments)
$772	Dynasty Acquisition Co., Inc., Term Loan B1	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	$755,692
415	Dynasty Acquisition Co., Inc., Term Loan B2	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	406,286
1,829	Maxar Technologies Ltd., Term Loan B	2.840%	1-Month LIBOR	2.750%	10/05/24	B	1,819,363
1,447	TransDigm, Inc., Term Loan E	2.337%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,431,613
1,734	Transdigm, Inc., Term Loan F	2.337%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,715,212
2,206	TransDigm, Inc., Term Loan G	2.337%	1-Month LIBOR	2.250%	8/22/24	Ba3	2,185,740
8,403	Total Aerospace & Defense						8,313,906
	Airlines – 2.0% (1.2% of Total Investments)
2,304	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	2,402,788
1,558	American Airlines, Inc., 1st Lien Term Loan	1.837%	1-Month LIBOR	1.750%	1/29/27	Ba3	1,510,818
423	American Airlines, Inc., Incremental Term Loan	2.090%	1-Month LIBOR	2.000%	12/14/23	Ba3	417,936
1,709	Mallinckrodt International Finance S.A., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,684,670
2,675	SkyMiles IP Ltd., Skymiles Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,851,844
2,985	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	3,031,372
11,654	Total Airlines						11,899,428
	Auto Components – 1.4% (0.8% of Total Investments)
824	Adient US LLC, Term Loan B	3.587%	1-Month LIBOR	3.500%	4/08/28	BB-	824,728
2,958	Clarios Global LP, USD Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	2,944,043
739	Dexko Global Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	740,124
1,737	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	1,738,508
141	Lonza Group AG., Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	140,976
1,796	Superior Industries International, Inc., 1st Lien Term Loan B	4.087%	1-Month LIBOR	4.000%	5/23/24	Ba3	1,796,296
8,195	Total Auto Components						8,184,675
	Automobiles – 0.2% (0.1% of Total Investments)
1,033	Wand NewCo 3, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	2/05/26	B2	1,018,993
	Beverages – 1.0% (0.6% of Total Investments)
1,180	City Brewing Company, LLC, Closing Date Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	1,170,418

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$1,549	GFL Environmental Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	$1,553,301
2,974	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	2,973,511
5,703	Total Beverages						5,697,230
	Biotechnology – 0.6% (0.4% of Total Investments)
3,727	Grifols Worldwide Operations USA, Inc., USD Term Loan B	2.074%	1-Week LIBOR	2.000%	11/15/27	BB+	3,678,500
	Building Products – 2.1% (1.3% of Total Investments)
2,278	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	2,278,932
1,423	LBM Acquisition LLC, Term Loan B	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	1,406,703
3,360	Magenta Buyer LLC, Term Loan 1st Lien , (WI/DD)	TBD	TBD	TBD	TBD	B	3,358,606
700	Nexstar Broadcasting, Inc., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B2	700,437
3,218	Quikrete Holdings, Inc., 1st Lien Term Loan	2.587%	1-Month LIBOR	2.500%	1/31/27	BB-	3,192,051
1,473	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	1,474,441
12,452	Total Building Products						12,411,170
	Capital Markets – 2.0% (1.2% of Total Investments)
4,475	Cengage Learning, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	4,368,719
28	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	6-Month LIBOR	4.750%	2/09/26	B	27,829
699	RPI Intermediate Finance Trust, Term Loan B1	1.837%	1-Month LIBOR	1.750%	2/11/27	BBB-	697,651
1,494	Sequa Mezzanine Holdings L.L.C., 2nd Lien PIK Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	1,494,691
5,399	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	5,453,064
12,095	Total Capital Markets						12,041,954
	Chemicals – 1.2% (0.7% of Total Investments)
1,297	Arterra Wines Canada, Inc., Term Loan	3.250%	1-Month LIBOR	0.033%	1/29/26	BB+	1,298,099
807	ASP Unifrax Holdings Inc, Term Loan B	3.882%	3-Month LIBOR	3.750%	12/14/25	BB	796,419
2,087	Clean Harbors Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	2,087,926
1,172	Ineos US Finance LLC, USD Term Loan B	2.101%	1-Month LIBOR	2.000%	3/31/24	BBB-	1,165,887

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$1,635	Reynolds Group Holdings Inc. , Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	$1,633,676
6,998	Total Chemicals						6,982,007
	Commercial Services & Supplies – 5.3% (3.3% of Total Investments)
995	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	998,423
10,213	Asurion LLC, Term Loan B8	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	10,197,391
1,082	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	1,074,398
1,325	Clean Harbors Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	10/08/28	BBB-	1,326,868
1,058	Garda World Security Corporation, Term Loan B	4.340%	1-Month LIBOR	4.250%	10/30/26	BB+	1,060,837
2,374	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	2,381,198
1,000	Herman Miller, Inc, Term Loan B	2.063%	1-Month LIBOR	2.000%	7/19/28	BBB-	1,000,625
412	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	401,546
997	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	996,667
1,011	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	1,011,493
1,855	Prime Security Services Borrower, LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,854,168
1,212	Robertshaw US Holding Corp, 1st Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	1,175,010
185	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	184,793
1,492	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	1,498,776
4,195	Travelport Finance (Luxembourg) S.a.r.l., Super Priority Term Loan, (cash 2.500%, PIK 6.500%)	2.500%	3-Month LIBOR	6.500%	2/28/25	B-	4,352,953
833	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	816,309
1,455	WEX Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	4/01/28	Ba2	1,450,480
31,694	Total Commercial Services & Supplies						31,781,935
	Communications Equipment – 2.3% (1.4% of Total Investments)
2,890	CommScope, Inc., Term Loan B	3.337%	1-Month LIBOR	3.250%	4/04/26	Ba3	2,856,348
596	MLN US HoldCo LLC, 1st Lien Term Loan	4.587%	1-Month LIBOR	4.500%	11/30/25	B3	536,195
2,012	Plantronics Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,964,607
3,076	Riverbed Technology, Inc., Term Loan B	7.000%	1-Month LIBOR	6.000%	12/31/25	Caa1	2,819,201
4,679	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	4,682,126
997	WIN Waste Innovations Holdings, Inc., Term Loan B	4.500%	1-Month LIBOR	3.750%	6/02/28	B2	1,000,777
14,250	Total Communications Equipment						13,859,254
	Construction & Engineering – 1.4% (0.9% of Total Investments)
748	AECOM, Term Loan B	1.837%	1-Month LIBOR	1.750%	4/13/28	BBB-	749,995
1,170	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	1,180,238

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$1,500	Apttus Corporation, Term Loan	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	$1,503,285
2,102	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/22/28	B+	2,100,068
624	FrontDoor Inc, Term Loan B	2.337%	1-Month LIBOR	2.250%	6/17/28	Ba2	622,789
1,000	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/17/28	B	998,595
540	Pike Corporation, Incremental Term Loan B	3.090%	1-Month LIBOR	3.000%	1/21/28	Ba3	539,974
680	Rexnord LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	681,061
8,364	Total Construction & Engineering						8,376,005
	Containers & Packaging – 1.9% (1.2% of Total Investments)
541	ADMI Corp., Term Loan B2	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	538,714
2,641	Berry Global, Inc., Term Loan Z	1.836%	1-Month LIBOR	1.750%	7/01/26	BBB-	2,626,908
1,110	Grinding Media Inc., Term Loan B	4.122%	3-Month LIBOR	4.000%	9/22/28	B	1,114,163
1,669	Reynolds Consumer Products LLC, Term Loan	1.837%	1-Month LIBOR	1.750%	2/04/27	BBB-	1,663,673
1,450	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	1,449,398
1,712	Reynolds Group Holdings Inc. , Term Loan B2	3.337%	1-Month LIBOR	3.250%	2/05/26	B+	1,703,742
2,402	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	2,391,086
11,525	Total Containers & Packaging						11,487,684
	Distributors – 0.6% (0.4% of Total Investments)
2,277	Core & Main LP, Term Loan B	2.588%	1-Month LIBOR	2.500%	6/10/28	Ba3	2,264,305
1,479	Univar Solutions USA Inc., Term Loan B6	2.087%	1-Month LIBOR	2.000%	6/03/28	BBB-	1,478,133
3,756	Total Distributors						3,742,438
	Diversified Consumer Services – 0.6% (0.4% of Total Investments)
3,680	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	3,703,570
	Diversified Financial Services – 1.1% (0.7% of Total Investments)
412	Avaya Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	413,527
2,305	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	462,466
1,247	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/30/28	BB+	1,245,765
839	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	841,189
660	Lions Gate Capital Holdings LLC, Term Loan B	2.337%	1-Month LIBOR	2.250%	3/24/25	Ba2	656,274
3,002	Verscend Holding Corp., Term Loan B	4.087%	1-Month LIBOR	4.000%	8/27/25	BB-	3,010,867
8,465	Total Diversified Financial Services						6,630,088
	Diversified Telecommunication Services – 3.4% (2.1% of Total Investments)
5,881	AAdvantage Loyalty IP Ltd., Term Loan	4.125%	3-Month LIBOR	4.000%	8/14/26	B	5,865,454
6,550	CenturyLink, Inc., Term Loan B	2.337%	1-Month LIBOR	2.250%	3/15/27	BBB-	6,478,766

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$1,535	Connect Finco SARL, Term Loan B	3.590%	1-Month LIBOR	3.500%	12/12/26	B+	$1,537,236
1,774	Endo Luxembourg Finance Company I S.a r.l., Term Loan	3.811%	3-Month LIBOR	3.688%	1/31/26	B	1,757,522
3,496	Frontier Communications Corp., DIP Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	3,499,966
744	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	754,863
465	Intelsat Jackson Holdings, S.A., Term Loan B4, (6)	8.750%	3-Month LIBOR	5.500%	1/02/24	N/R	471,501
20,445	Total Diversified Telecommunication Services						20,365,308
	Electric Utilities – 0.6% (0.4% of Total Investments)
1,222	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	1,225,689
988	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	978,706
1,262	Vistra Operations Company LLC, 1st Lien Term Loan B3	1.837%	1-Month LIBOR	1.750%	12/31/25	BBB-	1,251,769
3,472	Total Electric Utilities						3,456,164
	Electrical Equipment – 1.5% (0.9% of Total Investments)
4,339	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	4,306,952
1,787	Energizer Holdings Inc, Term Loan	2.750%	1-Month LIBOR	2.250%	12/22/27	Ba1	1,785,660
2,793	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	2,802,776
8,919	Total Electrical Equipment						8,895,388
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
1,863	TTM Technologies, Inc., Term Loan	2.584%	1-Month LIBOR	2.500%	9/28/24	BB+	1,864,156
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
939	Petroleum Geo-Services ASA, Term Loan	7.640%	3-Month LIBOR	7.500%	3/19/24	N/R	850,227
	Entertainment – 2.5% (1.5% of Total Investments)
684	AMC Entertainment Holdings, Inc. , Term Loan B	3.086%	1-Month LIBOR	3.000%	4/22/26	B-	632,517
680	Crown Finance US, Inc., Incremental Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	557,484
430	Crown Finance US, Inc., Incremental Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	463,346
4,606	Crown Finance US, Inc., USD Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	3,820,226
1,940	Metro-Goldwyn-Mayer Inc., 1st Lien Term Loan	2.590%	1-Month LIBOR	2.500%	7/03/25	BB-	1,935,460
1,250	Metro-Goldwyn-Mayer Inc., 2nd Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	1,254,300
584	NASCAR Holdings, Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	10/18/26	BB+	582,779
2,830	Virgin Media Bristol LLC, Term Loan Q	3.340%	1-Month LIBOR	3.250%	1/31/29	BB+	2,832,165

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Entertainment (continued)
$2,678	William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan	2.840%	1-Month LIBOR	2.750%	5/16/25	B	$2,632,438
15,682	Total Entertainment						14,710,715
	Food & Staples Retailing – 2.0% (1.2% of Total Investments)
461	BJ's Wholesale Club, Inc., 1st Lien Term Loan	2.084%	1-Month LIBOR	2.000%	2/03/24	BB+	462,124
59	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	59,474
1,017	H Food Holdings LLC, Term Loan B	3.775%	1-Month LIBOR	3.688%	5/31/25	B2	1,013,243
10,182	US Foods, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	6/27/23	BB-	10,133,067
11,719	Total Food & Staples Retailing						11,667,908
	Food Products – 0.8% (0.5% of Total Investments)
1,119	American Seafoods Group LLC, 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	1,116,302
1,151	iHeartCommunications, Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	1/31/27	B+	1,135,556
1,095	UTZ Quality Foods, LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	1/20/28	B1	1,094,343
1,400	WideOpenWest Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,398,250
4,765	Total Food Products						4,744,451
	Health Care Equipment & Supplies – 2.5% (1.6% of Total Investments)
2,734	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	2,749,390
8,250	Envision Healthcare Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	8,265,469
748	Insulet Corporation, Term Loan B	3.750%	1-Month LIBOR	3.250%	5/04/28	Ba3	750,231
305	Lifescan Global Corporation, 1st Lien Term Loan	6.130%	3-Month LIBOR	6.000%	10/01/24	B	303,950
1,989	Viant Medical Holdings, Inc., 1st Lien Term Loan	3.837%	1-Month LIBOR	3.750%	7/02/25	B3	1,933,994
1,410	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	1,218,481
15,436	Total Health Care Equipment & Supplies						15,221,515
	Health Care Providers & Services – 8.2% (5.1% of Total Investments)
240	24 Hour Fitness Worldwide Inc., Term Loan, (5)	2.000%	3-Month LIBOR	2.000%	9/30/26	N/R	240,110
1,449	ADMI Corp., Term Loan B2	3.625%	1-Month LIBOR	3.125%	12/23/27	B	1,440,003
3,000	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	3,012,660
190	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	181,274
916	BW NHHC Holdco, Inc., 1st Lien Term Loan	5.125%	3-Month LIBOR	5.000%	5/15/25	Caa1	812,837
760	Catalent Pharma Solutions Inc., Term Loan B3, (5)	0.000%	N/A	N/A	9/30/26	B	755,094
765	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	766,293

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$840	Conair Holdings, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	$841,575
671	DaVita, Inc. , Term Loan B	1.837%	1-Month LIBOR	1.750%	8/12/26	BBB-	667,708
2,459	Envision Healthcare Corporation, 1st Lien Term Loan, (DD1)	3.837%	3-Month LIBOR	3.750%	10/10/25	CCC+	2,044,547
1,165	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	1,163,455
400	Global Medical Response, Inc., Incremental Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	398,750
3,474	Global Medical Response, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/02/25	B	3,465,691
433	MED ParentCo LP, 1st Lien Term Loan	4.337%	1-Month LIBOR	4.250%	8/31/26	B2	433,410
160	Medical Solutions Holdings Inc., Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	160,300
92	National Mentor Holdings, Inc., Delayed Draw Term Loan, (5)	3.860%	3-Month LIBOR	3.750%	3/02/28	B1	91,142
723	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B1	719,314
25	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	24,448
1,965	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,966,922
2,282	Phoenix Guarantor Inc, Term Loan B	3.338%	1-Month LIBOR	3.250%	3/05/26	B1	2,270,555
1,990	Phoenix Guarantor Inc, Term Loan B3	3.586%	1-Month LIBOR	3.500%	3/05/26	B1	1,984,786
233	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	235,113
8,640	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.837%	1-Month LIBOR	3.750%	11/16/25	B1	8,629,727
3,261	Select Medical Corporation, Term Loan B	2.340%	1-Month LIBOR	2.250%	3/06/25	Ba2	3,247,147
7,931	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	7,957,577
3,586	Team Health Holdings, Inc., 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	3,435,393
1,836	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	1,845,590
49,486	Total Health Care Providers & Services						48,791,421
	Health Care Technology – 2.4% (1.5% of Total Investments)
2,692	Carestream Health, Inc., Extended 2nd Lien PIK Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	2,648,631
7,483	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	7,483,654
2,407	Zelis Healthcare Corporation, Term Loan	3.582%	1-Month LIBOR	3.500%	9/30/26	B	2,400,063

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Technology (continued)
$2,090	Zelis Healthcare Corporation, Term Loan B	3.577%	3-Month LIBOR	3.500%	9/30/26	B	$2,076,509
14,672	Total Health Care Technology						14,608,857
	Hotels, Restaurants & Leisure – 17.2% (10.7% of Total Investments)
22,742	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.837%	1-Month LIBOR	1.750%	11/19/26	BB+	22,344,053
593	24 Hour Fitness Worldwide Inc., Exit Term Loan, (cash 0.132%, PIK 5.000%)	5.132%	3-Month LIBOR	5.000%	12/29/25	B3	443,660
1,700	Air Methods Corporation, Term Loan B	4.000%	3-Month LIBOR	3.250%	10/08/28	Ba2	1,700,536
2,028	Alterra Mountain Company, Series B-2 Consenting Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	2,027,336
2,192	Alterra Mountain Company, Term Loan B1	2.837%	1-Month LIBOR	2.750%	7/31/24	B	2,181,615
931	Aramark Services, Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	3/11/25	BB+	910,382
1,371	Boyd Gaming Corporation, Term Loan B3	2.324%	1-Week LIBOR	2.250%	9/15/23	BB	1,371,311
10,315	Caesars Resort Collection, LLC, 1st Lien Term Loan B	2.837%	1-Month LIBOR	2.750%	12/22/24	B+	10,277,581
1,485	Caesars Resort Collection, LLC, Term Loan B1	3.587%	1-Month LIBOR	3.500%	7/20/25	B+	1,488,356
1,390	Carnival Corporation, USD Term Loan B	3.750%	1-Month LIBOR	3.000%	6/30/25	Ba2	1,390,056
1,825	Churchill Downs Incorporated, Incremental Term Loan B1	2.090%	1-Month LIBOR	2.000%	3/17/28	BBB-	1,811,531
5,201	ClubCorp Holdings, Inc., Term Loan B	2.882%	3-Month LIBOR	2.750%	9/18/24	B-	4,919,986
752	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.132%	3-Month LIBOR	8.250%	5/23/24	B-	912,673
4,637	Equinox Holdings, Inc., 1st Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	4,430,377
953	Four Seasons Hotels Limited, New 1st Lien Term Loan	2.087%	1-Month LIBOR	2.000%	11/30/23	BB+	951,909
9,258	Golden Nugget, Inc., Incremental Term Loan B	3.250%	3-Month LIBOR	2.500%	10/04/23	B	9,223,900
2,750	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	2,758,250
7,788	Hilton Worldwide Finance, LLC, Term Loan B2	1.839%	1-Month LIBOR	1.750%	6/21/26	BBB-	7,735,729
1,577	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	1,592,984
855	PCI Gaming Authority, Term Loan	2.587%	1-Month LIBOR	2.500%	5/31/26	BBB-	852,811
7,707	Scientific Games International, Inc., Term Loan B5	2.837%	1-Month LIBOR	2.750%	8/14/24	B+	7,685,074
2,875	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	2,871,104
5,836	Stars Group Holdings B.V. (The), USD Incremental Term Loan	2.382%	3-Month LIBOR	2.250%	7/10/25	BBB	5,822,413
2,905	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	2,880,557

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,250	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	3-Month LIBOR	3.250%	10/01/28	BB+	$2,250,563
1,940	Wyndham Hotels & Resorts, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,928,282
103,856	Total Hotels, Restaurants & Leisure						102,763,029
	Household Durables – 0.9% (0.6% of Total Investments)
1,220	Apex Tool Group, LLC, Term Loan B	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	1,222,442
278	FrontDoor Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B3	279,137
2,222	Phoenix Guarantor Inc, Term Loan B3	4.500%	1-Month LIBOR	4.000%	7/30/28	B3	2,233,100
99	Serta Simmons Bedding, LLC, Super Priority First Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	100,395
836	Serta Simmons Bedding, LLC, Super Priority Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	791,031
802	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	804,221
5,457	Total Household Durables						5,430,326
	Household Products – 0.4% (0.3% of Total Investments)
1,493	Spectrum Brands, Inc., Term Loan	2.500%	3-Month LIBOR	2.000%	3/03/28	BBB-	1,491,806
1,090	Verscend Holding Corp., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/23/28	B1	1,087,182
2,583	Total Household Products						2,578,988
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
1,229	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	1,230,976
	Insurance – 4.1% (2.5% of Total Investments)
4,953	Acrisure, LLC, Term Loan B	3.632%	3-Month LIBOR	3.500%	2/15/27	B	4,895,657
4,044	Alliant Holdings Intermediate, LLC, Term Loan B	3.337%	1-Month LIBOR	3.250%	5/10/25	B	4,014,596
2,750	Asurion LLC, Second Lien Term Loan B4	5.337%	1-Month LIBOR	5.250%	1/15/29	B	2,741,118
1,464	Asurion LLC, Term Loan B6	3.212%	1-Month LIBOR	3.125%	11/03/23	Ba3	1,462,046
5,677	Asurion LLC, Term Loan B8	3.337%	1-Month LIBOR	3.250%	12/23/26	Ba3	5,626,809
3,259	Hub International Limited, Term Loan B	2.875%	3-Month LIBOR	2.750%	4/25/25	B	3,226,471
750	LBM Acquisition LLC, Incremental Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B	749,344
693	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	694,819
1,000	Zelis Healthcare Corporation, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	995,415
24,590	Total Insurance						24,406,275
	Interactive Media & Services – 1.9% (1.2% of Total Investments)
2,060	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	2,053,002
726	Mission Broadcasting, Inc., Term Loan B	2.582%	1-Month LIBOR	2.500%	6/03/28	BBB-	724,967

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$6,866	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	$6,827,113
1,945	WeddingWire, Inc., 1st Lien Term Loan	4.629%	2-Month LIBOR	4.500%	12/21/25	B+	1,948,238
11,597	Total Interactive Media & Services						11,553,320
	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)
2,488	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	2,494,602
	Internet Software & Services – 1.6% (1.0% of Total Investments)
2,198	Banff Merger Sub Inc, USD Term Loan	3.882%	3-Month LIBOR	3.750%	10/02/25	B2	2,186,378
4,104	Greeneden U.S. Holdings II, LLC, USD Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	4,117,706
2,898	Uber Technologies, Inc., 1st Lien Term Loan B	3.587%	1-Month LIBOR	3.500%	4/04/25	B+	2,902,932
558	Uber Technologies, Inc., Term Loan B	3.587%	1-Month LIBOR	3.500%	2/25/27	B+	558,534
9,758	Total Internet Software & Services						9,765,550
	IT Services – 4.8% (2.9% of Total Investments)
1,972	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	1,981,760
665	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	663,836
620	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	614,650
5,483	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	5,395,400
1,281	KBR, Inc., Term Loan B	2.837%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,284,501
2,000	Magenta Buyer LLC, USD 1st Lien Term Loan	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	1,988,750
1,125	NeuStar, Inc., Term Loan B4	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	1,126,671
197	NeuStar, Inc., Term Loan B5	5.500%	1-Month LIBOR	4.500%	8/08/24	B+	197,611
498	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	497,570
3,523	Sabre GLBL Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,490,049
834	Science Applications International Corporation, Term Loan B	1.962%	1-Month LIBOR	1.875%	10/31/25	BB+	835,527
4,034	Syniverse Holdings, Inc., 1st Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	4,038,573
2,671	Syniverse Holdings, Inc., 2nd Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	2,676,289
2,108	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	2,115,970
1,500	Vision Solutions Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	1,501,875
28,511	Total IT Services						28,409,032
	Leisure Products – 0.3% (0.2% of Total Investments)
678	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	676,922

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Leisure Products (continued)
$1,176	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	$1,175,890
1,854	Total Leisure Products						1,852,812
	Life Sciences Tools & Services – 4.3% (2.7% of Total Investments)
8,236	Apex Tool Group, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	8,250,866
935	Curia Global, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	8/30/26	B	937,300
1,592	ICON Luxebourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	1,593,649
6,388	ICON Luxembourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	6,396,326
935	Intelsat Jackson Holdings S.A., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	935,781
7,678	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	7,674,293
25,764	Total Life Sciences Tools & Services						25,788,215
	Machinery – 2.2% (1.3% of Total Investments)
1,473	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,477,539
2,396	Axalta Coating Systems US Holdings Inc., Term Loan B3, (DD1)	4.500%	1-Month LIBOR	3.500%	7/31/27	B+	2,403,267
2,014	Gardner Denver, Inc., USD Term Loan B2	1.837%	1-Month LIBOR	1.750%	2/28/27	BB+	1,989,226
4,200	Hilton Grand Vacations Borrower LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	4,174,275
1,443	McGraw-Hill Global Education Holdings, LLC, Term Loan	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	1,442,940
1,478	Vertiv Group Corporation, Term Loan B	2.830%	1-Month LIBOR	2.750%	3/02/27	BB-	1,469,140
13,004	Total Machinery						12,956,387
	Marine – 0.4% (0.3% of Total Investments)
3,178	HGIM Corp., Exit Term Loan, (DD1)	7.000%	1-Month LIBOR	6.000%	7/02/23	Caa3	2,447,411
	Media – 15.6% (9.7% of Total Investments)
585	Asurion LLC, Term Loan B9, (WI/DD)	TBD	TBD	TBD	TBD	N/R	584,237
1,496	Cable One, Inc., Term Loan B4	2.087%	1-Month LIBOR	2.000%	5/03/28	BB+	1,488,297
4,832	Charter Communications Operating, LLC, Term Loan B2	1.840%	1-Month LIBOR	1.750%	2/01/27	BBB-	4,802,478
1,177	Checkout Holding Corp, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	611,825
673	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	648,598
11,591	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	11,422,656
6,819	CSC Holdings, LLC, Incremental Term Loan	2.340%	1-Month LIBOR	2.250%	1/15/26	BB	6,694,190
3,407	CSC Holdings, LLC, Term Loan B1	2.340%	1-Month LIBOR	2.250%	7/17/25	BB	3,336,592
6,531	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	4/15/27	BB	6,411,346

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,785	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	1/31/28	BB+	$1,768,266
522	Cumulus Media New Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	3/31/26	B	523,011
1,405	Diamond Sports Group, LLC, Term Loan	3.340%	1-Month LIBOR	3.250%	8/24/26	Caa1	748,073
7,253	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	7,266,599
975	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.563%	5/01/26	BB	973,881
291	Entercom Media Corp., Term Loan	2.587%	1-Month LIBOR	2.500%	11/17/24	BB-	289,234
830	Gray Television, Inc., Term Loan B	2.332%	1-Month LIBOR	2.250%	2/07/24	BB+	827,876
850	Gray Television, Inc., Term Loan C	2.582%	1-Month LIBOR	2.500%	1/02/26	BB+	845,399
9	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	9,002
6,122	iHeartCommunications, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	5/01/26	B+	6,083,478
8,553	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	8,648,447
3,680	Intelsat Jackson Holdings S.A., Term Loan B3, (5)	3.600%	3-Month LIBOR	4.750%	7/13/22	N/R	3,718,188
597	LCPR Loan Financing LLC, Term Loan B	3.840%	1-Month LIBOR	3.750%	10/15/28	BB+	598,870
1,144	Life Time Fitness Inc , Term Loan B	3.750%	1-Month LIBOR	3.000%	8/14/26	B+	1,144,529
2,400	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	2,385,996
681	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	696,634
3,315	Meredith Corporation, Term Loan B2	2.587%	1-Month LIBOR	2.500%	1/31/25	BB-	3,313,973
2,699	Nexstar Broadcasting, Inc., Term Loan B3	2.337%	1-Month LIBOR	2.250%	1/17/24	BBB-	2,696,468
1,294	Nexstar Broadcasting, Inc., Term Loan B4	2.582%	1-Month LIBOR	2.500%	9/19/26	BBB-	1,293,633
414	Red Ventures, LLC, Term Loan B2	2.587%	1-Month LIBOR	2.500%	11/08/24	BB+	409,980
2,696	Sinclair Television Group Inc., Term Loan B1	2.340%	1-Month LIBOR	2.250%	1/03/24	Ba2	2,670,042
1,225	Sinclair Television Group Inc., Term Loan B2B	2.590%	1-Month LIBOR	2.500%	9/30/26	Ba2	1,208,346
1,626	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	1,626,608
7,474	Ziggo Financing Partnership, USD Term Loan I	2.590%	1-Month LIBOR	2.500%	4/30/28	BB	7,390,316
94,951	Total Media						93,137,068
	Multiline Retail – 0.6% (0.4% of Total Investments)
459	Belk, Inc., FLFO Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	460,196
2,051	Belk, Inc., FLSO Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	1,567,407

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$1,431	CCC Intelligent Solutions Inc., Term Loan B	4.132%	3-Month LIBOR	4.000%	2/05/25	B-	$1,428,710
3,941	Total Multiline Retail						3,456,313
	Office Electronics – 0.0% (0.0% of Total Investments)
248	Pitney Bowes Inc., Term Loan B	4.090%	1-Month LIBOR	4.000%	3/19/28	BBB-	249,018
	Oil, Gas & Consumable Fuels – 2.1% (1.3% of Total Investments)
897	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	896,246
3,054	Buckeye Partners, L.P., Term Loan B	2.334%	1-Month LIBOR	2.250%	11/01/26	BBB-	3,042,422
549	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	550,490
3,536	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/26	B-	3,421,370
3,258	QuarterNorth Energy Holding Inc., Exit 2nd Lien Term Loan	9.000%	3-Month LIBOR	8.000%	8/27/26	B	3,280,585
1,608	Traverse Midstream Partners LLC, Term Loan	5.250%	1-Month LIBOR	4.250%	9/27/24	B	1,610,060
12,902	Total Oil, Gas & Consumable Fuels						12,801,173
	Paper & Forest Products – 1.0% (0.6% of Total Investments)
2,673	Asplundh Tree Expert, LLC, Term Loan B	1.837%	1-Month LIBOR	1.750%	9/04/27	BBB-	2,663,898
1,563	Charter Next Generation Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	1,569,167
1,525	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	1,532,980
5,761	Total Paper & Forest Products						5,766,045
	Personal Products – 1.1% (0.7% of Total Investments)
1,250	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	1,251,431
151	Coty Inc., USD Term Loan B	2.337%	1-Month LIBOR	2.250%	4/05/25	B1	149,304
1,237	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	1,233,808
5,111	Revlon Consumer Products Corporation, Term Loan B, (DD1), (6), (7)	4.250%	1-Month LIBOR	3.500%	9/07/23	CC	4,067,060
7,749	Total Personal Products						6,701,603
	Pharmaceuticals – 6.5% (4.0% of Total Investments)
1,949	Amneal Pharmaceuticals LLC, Term Loan B	3.625%	1-Month LIBOR	3.500%	5/04/25	B	1,935,386
6,117	Bausch Health Companies Inc., Term Loan B	3.087%	1-Month LIBOR	3.000%	6/02/25	BB	6,109,944
1,222	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	1,225,192
3,252	Checkout Holding Corp., First Out Term Loan	2.837%	1-Month LIBOR	2.750%	11/27/25	BB	3,245,785
1,178	Elanco Animal Health Incorporated, Term Loan B	1.832%	1-Month LIBOR	1.750%	8/01/27	BBB-	1,169,665

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$3,599	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	$3,518,731
2,012	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,019,143
7,980	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	8,000,948
1,861	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	1-Month LIBOR	5.500%	2/24/25	D	1,738,342
7,168	Mallinckrodt International Finance S.A., USD Term Loan B, (DD1), (6)	6.000%	1-Month LIBOR	5.250%	9/24/24	D	6,692,347
2,992	Organon & Co, USD Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	3,003,108
39,330	Total Pharmaceuticals						38,658,591
	Professional Services – 2.0% (1.2% of Total Investments)
747	ASGN Incorporated, Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/02/25	BBB-	746,765
2,189	Ceridian HCM Holding Inc., Term Loan B	2.574%	1-Week LIBOR	2.500%	4/30/25	B+	2,166,646
1,105	Creative Artists Agency, LLC , Term Loan B	3.837%	1-Month LIBOR	3.750%	11/26/26	B	1,101,339
3,045	Dun & Bradstreet Corporation (The), Term Loan	3.338%	1-Month LIBOR	3.250%	2/08/26	BB+	3,036,296
1,455	EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	1,449,398
751	Nielsen Consumer Inc., USD Term Loan B	4.087%	1-Month LIBOR	4.000%	3/05/28	BB	753,888
2,445	Nielsen Finance LLC, USD Term Loan B4	2.086%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,445,343
11,737	Total Professional Services						11,699,675
	Road & Rail – 2.2% (1.4% of Total Investments)
2,278	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,278,787
2,313	First Student Bidco Inc, Term Loan B	3.500%	2-Month LIBOR	3.000%	7/21/28	BB+	2,299,572
853	First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	848,635
2,463	Genesee & Wyoming Inc. (New), Term Loan	2.132%	3-Month LIBOR	2.000%	12/30/26	BB+	2,450,741
2,549	Hertz Corporation, (The), Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.500%	6/30/28	B+	2,554,895
482	Hertz Corporation, (The), Term Loan C, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	BB-	483,037
2,166	XPO Logistics, Inc., Term Loan B	1.830%	1-Month LIBOR	1.750%	2/23/25	Baa3	2,155,027
13,104	Total Road & Rail						13,070,694
	Semiconductors & Semiconductor Equipment – 1.7% (1.0% of Total Investments)
3,861	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.500%	6/30/24	CCC	2,879,364
869	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	868,675
1,981	ON Semiconductor Corporation, Term Loan B	2.087%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,981,179
3,635	Standard Industries Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	3,635,000

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Semiconductors & Semiconductor Equipment (continued)
$500	Synaptics Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$501,405
10,846	Total Semiconductors & Semiconductor Equipment						9,865,623
	Software – 10.6% (6.6% of Total Investments)
1,322	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	1,330,423
924	Camelot U.S. Acquisition 1 Co., Term Loan B	3.087%	1-Month LIBOR	3.000%	10/31/26	B1	919,740
2,985	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	2,984,746
740	Dynatrace LLC, 1st Lien Term Loan	2.337%	1-Month LIBOR	2.250%	8/23/25	BB+	739,531
6,877	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	6,879,041
4,559	Finastra USA, Inc., USD 1st Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	4,542,082
678	Greenway Health, LLC, 1st Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	653,565
313	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/30	B1	320,984
866	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	828,925
2,138	MA FinanceCo., LLC, USD Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	2,159,045
1,532	MA FinanceCo., LLC, USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB	1,521,448
2,698	McAfee, LLC, USD Term Loan B	3.837%	1-Month LIBOR	3.750%	9/29/24	BB+	2,703,186
5,500	Park River Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	5,494,280
1,666	Perforce Software, Inc., Term Loan B	3.834%	1-Month LIBOR	3.750%	7/01/26	B2	1,655,070
2,500	Polaris Newco LLC, USD Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	2,508,775
3,277	Proofpoint, Inc., 1st Lien Term Loan	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	3,266,940
2,090	RealPage, Inc, 1st Lien Term Loan	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	2,088,098
10,347	Seattle Spinco, Inc., USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB+	10,274,714
2,905	Sophia, L.P., 1st Lien Term Loan	4.250%	3-Month LIBOR	3.500%	10/07/27	B	2,910,748
1,216	SS&C European Holdings Sarl, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	1,204,777
1,600	SS&C Technologies Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	1,585,524
1,640	TIBCO Software Inc., Term Loan B3	3.840%	1-Month LIBOR	3.750%	7/03/26	B+	1,614,840
1,295	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	1,299,199
980	Ultimate Software Group Inc(The), Term Loan B	3.837%	1-Month LIBOR	3.750%	5/03/26	B1	982,695
3,071	ZoomInfo LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	2/01/26	BB	3,076,311
63,719	Total Software						63,544,687
	Specialty Retail – 3.2% (2.0% of Total Investments)
1,944	Academy, Ltd., Term Loan, (DD1)	4.250%	3-Month LIBOR	3.750%	4/28/28	BB-	1,947,472
1,194	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	1,198,179
262	Dun & Bradstreet Corporation (The), Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	258,907

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$2,080	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	$2,048,800
523	LBM Acquisition LLC, Incremental Term Loan B2	3.879%	3-Month LIBOR	3.750%	12/18/27	B+	516,516
9,386	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	9,410,786
772	Staples, Inc., 7 Year Term Loan	5.126%	3-Month LIBOR	5.000%	4/12/26	B	743,306
3,000	Syniverse Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	3,000,630
19,161	Total Specialty Retail						19,124,596
	Technology Hardware, Storage & Peripherals – 1.8% (1.1% of Total Investments)
8,461	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB	8,464,262
782	NCR Corporation, Term Loan	2.630%	3-Month LIBOR	2.500%	8/28/26	BB+	769,293
1,492	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	1,497,977
10,735	Total Technology Hardware, Storage & Peripherals						10,731,532
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
1,033	CBI Buyer, Inc., Term Loan	4.250%	3-Month LIBOR	3.250%	1/06/28	B1	1,030,905
291	Samsonite International S.A., Incremental Term Loan B2	3.750%	1-Month LIBOR	3.000%	4/25/25	Ba2	289,356
1,324	Total Textiles, Apparel & Luxury Goods						1,320,261
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
1,350	KKR Apple Bidco LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	1,348,738
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
584	Altice Financing SA, USD 1st Lien Term Loan	2.874%	3-Month LIBOR	2.750%	1/31/26	B	574,049
1,197	GOGO Intermediate Holdings LLC, Term Loan B	3.879%	3-Month LIBOR	3.750%	4/30/28	B	1,199,873
1,781	Total Wireless Telecommunication Services						1,773,922
$831,900	Total Variable Rate Senior Loan Interests (cost $817,885,036)						819,911,409

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 12.7% (7.9% of Total Investments)
	Auto Components – 0.8% (0.5% of Total Investments)
$2,740	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	$2,789,553
2,025	Adient US LLC, 144A	9.000%	4/15/25	BB-	2,166,750
4,765	Total Auto Components				4,956,303
	Chemicals – 0.4% (0.3% of Total Investments)
840	Olin Corp, 144A	9.500%	6/01/25	BB+	1,032,150
1,425	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	1,468,968
2,265	Total Chemicals				2,501,118

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)
$2,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB-	$1,915,780
1,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,025,000
3,000	Total Commercial Services & Supplies				2,940,780
	Communications Equipment – 0.4% (0.3% of Total Investments)
1,500	CommScope Inc, 144A	8.250%	3/01/27	B-	1,528,410
1,000	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	927,839
2,500	Total Communications Equipment				2,456,249
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
1,500	Avaya Inc, 144A	6.125%	9/15/28	B+	1,560,450
845	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	BB	893,782
2,345	Total Diversified Telecommunication Services				2,454,232
	Electric Utilities – 0.6% (0.4% of Total Investments)
4,250	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (6)	6.850%	6/01/34	N/R	5,313
1,025	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	1,061,408
638	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	664,566
590	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	604,067
637	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	668,364
633	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	689,000
7,773	Total Electric Utilities				3,692,718
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
860	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	875,927
	Entertainment – 0.4% (0.2% of Total Investments)
2,025	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B-	2,174,344
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
3,880	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	4,080,596
	Gas Utilities – 0.1% (0.1% of Total Investments)
350	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	336,000
350	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	297,395
700	Total Gas Utilities				633,395
	Health Care Providers & Services – 2.3% (1.4% of Total Investments)
1,940	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	2,046,700
375	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	406,406
165	HCA Inc	5.375%	2/01/25	Baa3	183,563
5,350	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	5,296,500

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,610	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	$1,577,800
1,250	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	1,106,250
171	Tenet Healthcare Corp	4.625%	7/15/24	B+	173,138
1,250	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	1,326,562
1,365	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,417,894
13,476	Total Health Care Providers & Services				13,534,813
	Household Durables – 0.0% (0.0% of Total Investments)
295	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	292,050
	Media – 2.2% (1.4% of Total Investments)
1,250	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	1,294,319
625	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	639,297
2,625	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	CCC+	1,483,125
2,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	596,430
2,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	2,968,000
5	iHeartCommunications Inc	6.375%	5/01/26	B+	4,803
1,481	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,577,715
3,080	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	3,145,789
605	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	6,050
1,590	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,721,175
16,061	Total Media				13,436,703
	Metals & Mining – 0.2% (0.1% of Total Investments)
1,220	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	1,302,350
	Oil, Gas & Consumable Fuels – 3.3% (2.0% of Total Investments)
879	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	886,252
1,900	Callon Petroleum Co	6.125%	10/01/24	B-	1,874,445
4,200	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	4,263,000
1,480	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,525,288
900	Gulfport Energy Operating Corp, 144A	8.000%	5/17/26	BB-	996,750
1,275	Laredo Petroleum Inc	9.500%	1/15/25	B	1,310,815
1,050	Matador Resources Co	5.875%	9/15/26	B+	1,084,240
3,970	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	4,025,858
350	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	299,145
1,350	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	1,309,500
2,625	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B+	1,902,613
19,979	Total Oil, Gas & Consumable Fuels				19,477,906

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
$831	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	$579,622
329	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	331,879
1,160	Total Pharmaceuticals				911,501
	Specialty Retail – 0.1% (0.0% of Total Investments)
300	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	324,216
$82,604	Total Corporate Bonds (cost $75,791,979)				76,045,201

Shares	Description (1)	Value
	COMMON STOCKS – 4.4% (2.7% of Total Investments)
	Banks – 0.1% (0.0% of Total Investments)
30,335	iQor US Inc, (8), (9)	$348,853
	Communications Equipment – 0.1% (0.1% of Total Investments)
24,553	Windstream Services PE LLC, (8), (9)	478,783
	Construction & Engineering – 0.0% (0.0% of Total Investments)
3,055	TNT Crane & Rigging Inc, (8), (9)	4,583
1,723	TNT Crane & Rigging Inc, (8), (9)	32,630
	Total Construction & Engineering	37,213
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
18,448	Cengage Learning Holdings II Inc, (8), (9)	359,736
	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)
18,781	Windstream Services PE LLC, (8), (9)	366,229
	Electric Utilities – 0.7% (0.5% of Total Investments)
91,757	Energy Harbor Corp, (8), (9), (10)	4,392,866
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
83,230	Transocean Ltd, (9)	293,802
7,777	Vantage Drilling International, (8), (9)	36,295
	Total Energy Equipment & Services	330,097
	Entertainment – 0.6% (0.4% of Total Investments)
26,045	Metro-Goldwyn-Mayer Inc, (8), (9)	3,395,617
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
68,990	Millennium Health LLC, (7), (9)	64,437
64,762	Millennium Health LLC, (7), (9)	54,011
	Total Health Care Providers & Services	118,448
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
138,556	24 Hour Fitness Worldwide Inc, (8)	346,390

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
291,314	24 Hour Fitness Worldwide Inc, (8), (9)	$485,620
	Total Hotels, Restaurants & Leisure	832,010
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
17,539	Catalina Marketing Corp, (8), (9)	51,161
	Marine – 0.0% (0.0% of Total Investments)
860	ACBL HLDG CORP, (8), (9)	18,490
	Media – 0.1% (0.1% of Total Investments)
253,463	Clear Channel Outdoor Holdings Inc, (9)	735,043
8	Cumulus Media Inc, (9)	99
1,973,746	Hibu plc, (8), (9)	13,816
45,942	Tribune Co, (8), (9)	460
	Total Media	749,418
	Multiline Retail – 0.0% (0.0% of Total Investments)
274	Belk Inc, (8), (9)	4,932
	Oil, Gas & Consumable Fuels – 2.2% (1.4% of Total Investments)
68,632	California Resources Corp, (9)	3,165,994
79,375	Fieldwood Energy LLC, (8), (9)	8,135,938
31,131	Whiting Petroleum Corp, (9)	2,027,562
	Total Oil, Gas & Consumable Fuels	13,329,494
	Professional Services – 0.2% (0.1% of Total Investments)
103,578	Skillsoft Corp, (7), (9)	1,186,603
	Total Common Stocks (cost $35,018,412)	25,999,950

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.8% ( 0.5% of Total Investments)
$1,200	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	6.384%	7/15/30	Ba3	$1,193,044
600	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 7.200% spread), (11)	7.325%	11/16/32	BB-	600,860
1,250	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	6.524%	10/15/30	Ba3	1,254,877
1,000	KKR CLO 30 Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	0.000%	10/17/31	N/R	1,000,000
600	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (11)	5.732%	4/20/30	BB-	588,172
$4,650	Asset-Backed Securities (cost $4,616,445)				4,636,953

Shares	Description (1)	Value
	WARRANTS – 0.8% (0.4% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
21,002	Avaya Holdings Corp, (8)	$40,954
	Marine – 0.1% (0.0% of Total Investments)
904	ACBL HLDG CORP, (8)	19,436
3,363	ACBL HLDG CORP, (8)	85,757
2,558	ACBL HLDG CORP, (8)	76,740
16,815	American Commercial Barge Line LLC, (7)	5,532
23,640	Total Marine	187,465
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
12,790	American Commercial Barge Line LLC, (7)	5,615
	Oil, Gas & Consumable Fuels – 0.7% (0.4% of Total Investments)
439	California Resources Corp	6,800
35,665	Fieldwood Energy LLC, (8)	3,655,662
26,231	Fieldwood Energy LLC, (8)	249,195
50,519	Fieldwood Energy LLC, (8)	277,854
112,854	Total Oil, Gas & Consumable Fuels	4,189,511
	Entertainment – 0.0% (0.0% of Total Investments)
224,650	Cineworld Warrant, (8)	87,164
	Total Warrants (cost $2,620,188)	4,510,709

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
3,200	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$81,600
3,642	ACBL HLDG CORP, (8), (9)	0.000%	N/R	109,260
	Total Marine			190,860
	Total Convertible Preferred Securities (cost $194,281)			190,860
	Total Long-Term Investments (cost $936,126,341)			931,295,082

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 5.4% (3.4% of Total Investments)
	INVESTMENT COMPANIES – 5.4% (3.4% of Total Investments)
32,430,138	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (12)	$32,430,137
	Total Short-Term Investments (cost $32,430,138)		32,430,137
	Total Investments (cost $968,556,479) – 161.3%		963,725,219
	Borrowings – (39.9)% (13), (14)		(238,400,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (16.6)% (15)		(99,329,802)
	Other Assets Less Liabilities – (4.8)%		(28,550,645)
	Net Assets Applicable to Common Shares – 100%		$597,444,772

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$815,844,349	$4,067,060	$819,911,409
Corporate Bonds	—	76,045,201	—	76,045,201
Common Stocks	6,222,500	18,472,399	1,305,051	25,999,950
Asset-Backed Securities	—	4,636,953	—	4,636,953
Warrants	6,800	4,492,762	11,147	4,510,709
Convertible Preferred Securities	—	190,860	—	190,860
Short-Term Investments:
Investment Companies	32,430,137	—	—	32,430,137
Total	$38,659,437	$919,682,524	$5,383,258	$963,725,219

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$4,035,068	$869,850	$8,755
Gains (losses):
Net realized gains (losses)	20	(77,570)	–
Change in net unrealized appreciation (depreciation)	15,188	517,813	2,392
Purchases at cost	–	–	–
Sales at proceeds	(14,617)	–	–
Net discounts (premiums)	31,401	–	–
Transfers into	–	–	–
Transfers (out of)	–	(5,042)	–
Balance at the end of period	$4,067,060	$1,305,051	$11,147
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$15,188	$517,813	$2,392
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. The warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Variable Rate Senior Loan Interests	$ —	$ —	$5,042	$ —	$ —	$(5,042)

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 24.7%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.